Others, net (Tables)	12 Months Ended
Dec. 31, 2021
Others, net
Schedule of others non-operating income (expense), net

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Gains/(losses) from fair value change of long-term investments	3,496	29,483	(7,252)
Government financial incentives	2,222	2,545	2,482
Interest income	1,786	2,753	4,213
Gain from business and investment disposals	1,199	279	140
Impairment of investments	(1,954)	(208)	(574)
Foreign exchange gains/(losses), net	124	(90)	42
Others	288	548	359

Total	7,161	35,310	(590)